Cover	3 Months Ended
Mar. 31, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CRYPTYDE, INC.
Entity Central Index Key	0001892492
Entity Tax Identification Number	87-2755739
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 9th Avenue North
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Safety Harbor
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34695
City Area Code	(866)
Local Phone Number	980-2818
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	200 9th Avenue North
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Safety Harbor
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34695
City Area Code	(866)
Local Phone Number	980-2818
Contact Personnel Name	Brian McFadden